Summary of Principal Accounting Policies - Reconciliations of Assets and Liabilities (Details) - 12 months ended Dec. 31, 2020 - Fair Value, Recurring	CNY (¥)	USD ($)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Returnable consideration, Beginning balance	¥ 3,333,421
Returnable consideration, Ending balance	1,833,421
Payables for contingent consideration, Beginning balance	4,027,207
Payables for contingent consideration, Ending balance	525,685
Available-for-sale debt investment, Ending balance	103,701,474
Significant Unobservable Inputs (Level 3)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Returnable consideration, Beginning balance	3,333,421
Returnable consideration, Net unrealized fair value increase recognized in earnings	(1,500,000)
Returnable consideration, Ending balance	1,833,421	$ 280,984
Payables for contingent consideration, Beginning balance	4,027,207
Payables for contingent consideration, Net unrealized fair value increase recognized in earnings	546,065
Payables for contingent consideration, Payment	(4,047,587)
Payables for contingent consideration, Ending balance	525,685	80,565
Available-for-sale debt investment, Addition	103,701,474
Available-for-sale debt investment, Ending balance	¥ 103,701,474	$ 15,892,946